Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Auditor’s remuneration

	2024	2023	2022
	$m	$m	$m
Audit fees payable to PwC[1]	102.8	109.8	97.6
Other audit fees payable	1.6	2.2	1.6
Year ended 31 Dec	104.4	112.0	99.2

Fees payable by HSBC to PwC
	2024	2023	2022
	$m	$m	$m
Fees for HSBC Holdings’ statutory audit[2]	22.0	24.1	21.9
Fees for other services provided to HSBC	124.6	131.8	126.2
– audit of HSBC’s subsidiaries	80.8	85.7	75.7
– audit-related assurance services[3]	25.0	26.0	26.4
– other assurance services[4,5]	18.8	20.1	24.1
Year ended 31 Dec	146.6	155.9	148.1
1Audit fees payable to PwC in 2024 included adjustments made to the prior year audit fee after finalisation of the 2023 financial statements.
2Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the
Group audit opinion.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end users, including comfort letters.
5Includes reviews of PRA regulatory reporting returns.

Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2024	2023	2022
	$000	$000	$000
Audit of HSBC’s associated pension schemes	320	297	480
Year ended 31 Dec	320	297	480